Schedule II - Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Sep. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Short-term investments	$ 4,400		$ 5,471
Other investments	10,418		10,567
Total investments	220,116		256,318
Cash	552		537	$ 654
Deferred income taxes	9,162		4,837
Other assets	2,852		3,303
Total assets	364,217		416,212
Liabilities:
Short-term debt	1,500		8,317
Total liabilities	355,068		387,284
Corebridge Shareholders’ equity:
Common stock	6
Additional paid-in capital	8,030		8,054
Retained earnings	16,121		8,859
Accumulated other comprehensive income (loss)	(15,947)		10,167
Total Corebridge Shareholders' equity	8,210		27,086
Total liabilities, redeemable noncontrolling interest and equity	$ 364,217		416,212
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,500,000,000
Common stock, shares issued (in shares)	645,000,000
Long-term debt	$ 7,868		427
Common Stock Class A
Corebridge Shareholders’ equity:
Common stock			$ 5
Common stock, par value (in dollars per share)			$ 0.01
Common stock, shares authorized (in shares)			2,252,500,000
Common stock, shares issued (in shares)			581,145,000
Common Stock Class B
Corebridge Shareholders’ equity:
Common stock			$ 1
Common stock, par value (in dollars per share)			$ 0.01
Common stock, shares authorized (in shares)			247,500,000
Common stock, shares issued (in shares)			63,855,000
Parent Company
Assets:
Short-term investments	1,499		$ 465
Other investments	198		142
Total investments	1,697		607
Cash	9		2	0
Due from affiliates - net	42		1
Intercompany tax receivable	292		25
Deferred income taxes	108		141
Investment in consolidated subsidiaries	15,373		34,840
Other assets	83		43
Total assets	17,604		35,659
Liabilities:
Due to affiliate	271		58
Deferred tax liabilities	10		0
Short-term debt	1,500	$ 1,500	8,317
Other liabilities	172		198
Total liabilities	9,394		8,573
Corebridge Shareholders’ equity:
Common stock	6
Additional paid-in capital	8,030		8,054
Retained earnings	16,121		8,859
Accumulated other comprehensive income (loss)	(15,947)		10,167
Total Corebridge Shareholders' equity	8,210		27,086
Total liabilities, redeemable noncontrolling interest and equity	17,604		35,659
Restricted cash	0		0	$ 9
Long-term debt	$ 7,441		0
Parent Company | Common Stock Class A
Corebridge Shareholders’ equity:
Common stock			5
Parent Company | Common Stock Class B
Corebridge Shareholders’ equity:
Common stock			$ 1